Note 1 - Organization and Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Nature of Operations [Text Block]
1.	Organization and Description of Business

Diffusion Pharmaceuticals Inc., a Delaware corporation, is a biopharmaceutical company that has historically focused on developing novel therapies that may enhance the body’s ability to deliver oxygen to areas where it is needed most. The Company’s most advanced product candidate, TSC, has been investigated and developed to enhance the diffusion of oxygen to tissues with low oxygen levels, also known as hypoxia, a serious complication of many of medicine’s most intractable and difficult-to-treat conditions, including GBM.

1. Organization and Description of Business

Diffusion Pharmaceuticals Inc., a Delaware corporation, is a biopharmaceutical company historically focused on developing novel therapies that enhance the body’s ability to deliver oxygen to areas where it is needed most. The Company’s most advanced product candidate, TSC, has been investigated and developed to enhance the diffusion of oxygen to tissues with low oxygen levels, also known as hypoxia, a serious complication of many of medicine’s most intractable and difficult-to-treat conditions, including GBM..

On April 18, 2022, the Company effected a 1-for-50 reverse split of its common stock. Any references in the consolidated financial statements and related notes to share or per share amounts give retroactive effect to this reverse stock split.